Note 7 - Preferred Stock (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
		Feb. 28, 2015	Dec. 31, 2013	Sep. 30, 2015		Apr. 08, 2015	Mar. 20, 2015	Dec. 31, 2014	May. 14, 2013	Apr. 30, 2013	Jan. 17, 2013	Dec. 31, 2012
Series B Convertible Preferred Stock [Member] | Gross Proceeds [Member]
Proceeds from Issuance of Convertible Preferred Stock			$ 1,650
Series B Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding			1,650	100				100
Preferred Stock, Shares Issued			1,650	100				100
Convertible Preferred Stock, Total Conversion Shares			4,714,286	285,714				285,714
Preferred Stock, Par or Stated Value Per Share			$ 1,000	$ 1,000				$ 1,000
Proceeds from Issuance of Convertible Preferred Stock			$ 1,600
Convertible Preferred Stock, Conversion Price Per Share								$ 0.35
Series C Convertible Preferred Stock [Member] | Gross Proceeds [Member]
Proceeds from Issuance of Convertible Preferred Stock		$ 3,000
Series C Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding				3,000				0
Preferred Stock, Voting Rights		no
Preferred Stock, Shares Issued		3,000		3,000				0
Convertible Preferred Stock, Total Conversion Shares						21,126,760
Preferred Stock, Par or Stated Value Per Share		$ 1,000		$ 1,000				$ 1,000
Proceeds from Issuance of Convertible Preferred Stock		$ 2,700
Convertible Preferred Stock, Conversion Price Per Share		$ 0.18				$ 0.142	$ 0.142
Series D Warrants [Member] | Placement Agent for Offering [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,333,333
Class of Warrant or Right, Exercise Price of Warrants or Rights	[1]			0.17
Series D Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		16,666,666
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.22		0.17	[1]
Warrant Term		5 years
Series E Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.18		0.14	[1]		0.142
Warrant Term		1 year
Series F Warrants [Members]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.22		0.17	[1]		$ 0.1704
Warrant Term		5 years
Preferred Stock, Par or Stated Value Per Share			$ 0.01	0.01				0.01
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		49,999,998
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.20				$ 0.66	$ 0.50	$ 0.60	$ 0.60	$ 0.75

[1]	See discussion under "Series C Convertible Preferred Stock" in Note 7.